Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, share issued	54,289,579	52,774,579	52,774,579
Ordinary shares, share outstanding	54,289,579	52,774,579	50,000,000